Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS (₪)
Derivative [Line Items]
Derivative, Notional Amount			$ 287,000	₪ 1.1
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 713,409	$ 761,798
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	140,474	175,425
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	37,054	46,094
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	89,764	132,220
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	4,777	10,820
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	31,450	35,460
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	646,500	697,467
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	0	5,500
Other Currency | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	25,078	7,417
Other Currency | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 19,260	$ 2,245